SCHEDULE OF PROPERTY AND EQUIPMENT (Details)	Dec. 31, 2021 USD ($)
Property, Plant and Equipment [Abstract]
Computer equipment	$ 10,962
Less: accumulated depreciation	(1,367)
Property and equipment, net	$ 9,595